Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Reckoner Yield Enhanced AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Reckoner Yield Enhanced AAA CLO ETF
Class Name	Reckoner Yield Enhanced AAA CLO ETF
Trading Symbol	RAAA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reckoner Yield Enhanced AAA CLO ETF for the period of July 9, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/raaa. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/raaa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**,†
Reckoner Yield Enhanced AAA CLO ETF	$206	4.11%
[1],[2],[3]
Expenses Paid, Amount	$ 206
Expense Ratio, Percent	4.11%
Net Assets	$ 27,487,871
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$27,487,871
Number of Holdings	28
Portfolio Turnover	13%
30-Day SEC Yield	5.53%
Effective Duration	0.04

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Collateralized Loan Obligations	96.9%
Cash & Other	3.1%

Credit Breakdown	(%)
AAA	96.9%
Cash & Other	3.1%

Updated Prospectus Web Address	https://reckoner.com/raaa
Reckoner BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Reckoner BBB-B CLO ETF
Class Name	Reckoner BBB-B CLO ETF
Trading Symbol	RCLO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reckoner BBB-B CLO ETF for the period of October 22, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://reckoner.com/rclo. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reckoner.com/rclo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Reckoner BBB-B CLO ETF	$14	0.50%
[4],[5]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.50%
Net Assets	$ 27,516,249
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$27,516,249
Number of Holdings	23
Portfolio Turnover	6%
30-Day SEC Yield	7.13%
Effective Duration	0.01

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Collateralized Loan Obligations	95.0%
Cash & Other	5.0%

Credit Breakdown	(%)
BBB	51.6%
BB	43.4%
Cash & Other	5.0%

Updated Prospectus Web Address	https://reckoner.com/rclo

[1]
**	Includes 3.81% of interest expense related to borrowing costs charged to the Fund on reverse repurchase agreements.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
†	Annualized

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.